Share capital (Details) $ / shares in Units, $ in Thousands, $ in Thousands					6 Months Ended
	Jun. 14, 2024 shares	Jun. 10, 2024 shares	Feb. 20, 2024 USD ($) shares	Feb. 20, 2024 AUD ($) $ / shares shares	Jun. 30, 2025 shares	Jun. 30, 2024 USD ($)
Share capital
Proceeds from issue of share capital | $						$ 204,796
Share issuance costs | $						$ 6,912
Ordinary share
Share capital
Redemption of warrants (in shares)		4,701,071
RSU | Ordinary share
Share capital
Redemption (in shares)					88,040
DSU | Ordinary share
Share capital
Redemption (in shares)	17,284
Chess Depositary Interests | Initial Public Offering
Share capital
Number of shares issued during period			19,117,648	19,117,648
Share issue price (in dollars per share) | $ / shares				$ 17
Proceeds from issue of share capital			$ 211,708	$ 325,000
Share issuance costs | $			$ 6,912